Debt (Details) - Part-8 - First South National Bank [Member] - USD ($)	Feb. 25, 2023	Jan. 11, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Sep. 11, 2021
Commercial Loan Two [Member]
Debt [Line Items]
Loan amount		$ 1,278,400
Fixed interest rate		4.35%
Amended date		Jan. 25, 2031
Fixed rate loan monthly payments		$ 13,157
Commercial loan issuance costs			$ 253	$ 251	$ 10,085
Amendment Agreement [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Loan amount		$ 1,278,400				$ 450,000
Amended date		Jan. 25, 2031
Fixed rate loan monthly payments		$ 13,157
Commercial loan issuance costs					10,085
Acquisition Of Kuai Veterinary Clinic [Member] | Commercial Loan Three [Member]
Debt [Line Items]
Loan amount	$ 469,914
Fixed interest rate	5.05%					5.05%
Amended date						Feb. 25, 2023
Fixed rate loan monthly payments	$ 27,164
Commercial loan issuance costs					$ 753